RELATED PARTY TRANSACTIONS - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Directors' remuneration expense | $	$ 1,850	$ 1,462	$ 2,956	$ 2,108
Awards granted (in shares)			44,086	56,995
Share options granted (in shares)			28,340	41,787
RSUs
Disclosure Of Transactions Between Related Parties [Line Items]
Awards granted (in shares)			503,946	605,370
Key management and directors
Disclosure Of Transactions Between Related Parties [Line Items]
Balance outstanding to a related party | $	$ 777		$ 777		$ 1,192
Share options granted (in shares)			28,340	41,787
Key management and directors | RSUs
Disclosure Of Transactions Between Related Parties [Line Items]
Awards granted (in shares)			198,771	222,132
Key management and directors | Restricted shares
Disclosure Of Transactions Between Related Parties [Line Items]
Awards granted (in shares)			44,086	56,995